Short-term loans (Details) ¥ in Thousands, $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Short term loans
Total short term loans	¥ 1,425,576				¥ 2,687,438			$ 200,788
Debt Instrument, Unused Borrowing Capacity, Amount	1,772,500				3,542,900
Long-term Debt, Gross	1,797,500				3,907,100
Discounted commercial bill amount	1,000,000
Revolving Credit Facility [Member]
Short term loans
Drawn down from debt	600,800				816,700
Letter of guarantee procurement amount expired	816,200
Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Drawn down from debt	424,500				2,323,200
RMB denominated
Short term loans
Total short term loans	1,424,486				2,681,189
RMB denominated | Bank Of China [Member]
Short term loans
Maximum credit facility	200,000
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Maximum credit facility	¥ 7,455,000				¥ 7,600,000
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Bank Of China [Member]
Short term loans
Maximum credit facility										¥ 200,000
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Maximum
Short term loans
Debt Instrument Interest Rate	2.30%				1.80%			2.30%	1.80%
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Minimum
Short term loans
Debt Instrument Interest Rate	1.60%				1.50%			1.60%	1.50%
U.S. dollar denominated
Short term loans
Total short term loans	¥ 0				¥ 0
U.S. dollar denominated | non-revolving credit facility
Short term loans
Maximum credit facility					862,200				$ 125,000
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Maximum credit facility	887,500							$ 125,000
Drawn down from debt	0				¥ 358,000	$ 51,900
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Maximum
Short term loans
Debt Instrument Interest Rate					2.75%				2.75%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Minimum
Short term loans
Debt Instrument Interest Rate					2.55%				2.55%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Revolving Credit Facility [Member]
Short term loans
Maximum credit facility	710,000				¥ 1,345,000			$ 100,000	$ 195,000
Euro Member Countries, Euro
Short term loans
Total short term loans	1,090				¥ 6,249
Euro Member Countries, Euro | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Floating Interest Rate Description					3-month Europe Interbank Offered Rate plus 2.2%.	3-month Europe Interbank Offered Rate plus 2.2%.	3-month Europe Interbank Offered Rate plus 2.2%.
Principal amount	18,400
Drawn down from debt	¥ 1,100			€ 0.1
Debt Instrument Interest Rate	4.30%				2.20%			4.30%	2.20%
Euro Member Countries, Euro | Revolving Credit Facility Agreement With Multiple Banks [Member] | Bank Of China [Member]
Short term loans
Drawn down from debt					¥ 6,200		€ 0.8
Hong Kong, Dollars | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Debt instrument issuing letter of guarantee	¥ 5,500	$ 800	$ 6